Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares Issuable Under Options
Options Outstanding	438,248	32,823
Options Outstanding, Granted	449,542	407,547
Options Outstanding, Exercised	0	(376)
Options Outstanding, Forfeited/cancelled/expired	(36,415)	(1,746)
Options Outstanding and expected to vest at end of period	851,375	438,248
Options Outstanding, Vested and exercisable at end of period	167,291
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 17.46	$ 29.00
Weighted-Average Exercise Price, Granted	5.13	16.50
Weighted-Average Exercise Price, Exercised	0.00	2.15
Weighted-Average Exercise Price, Forfeited/cancelled/expired	15.28	54.91
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	10.94	$ 17.46
Weighted-Average Exercise Price, Vested and exercisable at end of period	$ 17.29